SUPPLEMENT dated October 21, 2003


                              To the PROSPECTUS of

                     The Boston Company Large Cap Core Fund
                     The Boston Company Small Cap Value Fund
                    The Boston Company Small Cap Growth Fund
                          (Institutional Class Shares)
               The Boston Company Small Capitalization Equity Fund
             The Boston Company Small Cap Tax-Sensitive Equity Fund
                The Boston Company International Core Equity Fund
                 The Boston Company International Small Cap Fund

                             Dated: January 28, 2003
                            As Revised: July 8, 2003

--------------------------------------------------------------------------------

                                   Prospectus

The following information replaces the information under the "Fees and expenses of the fund" section of the "Risk/Return Summary" heading for Large Cap Core Fund, Small Capitalization Equity Fund, Small Cap Growth Fund and Small Cap Tax-Sensitive Equity Fund only:


Fees and expenses of the funds

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.

Based on fiscal year ended 9/30/02                 Large Cap Core Fund                Small Cap Growth Fund
Shareholder fees (fees paid directly from                 None
your investment)
Annual fund operating expenses(1,2)
(expenses that are deducted from fund
assets)
       Management fees                                    0.50%                               0.60%
       Distribution (12b-1) fees                          None                                None
       Other expense                                      0.33%                               0.86%
       Total annual fund operating                        0.83%                               1.46%
       expenses

(1) Because Standish Mellon has agreed to limit Small Cap Growth Fund's operating expenses, the Small Cap Growth Fund's actual expenses would have been (based upon the expense limitation which will be in effect on November 1, 2003):

       Management fees                                                                        0.34%
       Other expenses                                                                         0.86%
       Total annual fund operating                                                            1.20%
       expenses

This expense limitation may be changed or eliminated at any time.

(2) The table and example reflect the combined expenses of Small Cap Growth Fund and the master fund in which it invests all its investable assets.

Fees and expenses of the funds

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.

Based on fiscal year ended 9/30/02                Small Cap Equity Fund           Small Cap Tax-Sensitive
                                                                                        Equity Fund
Shareholder fees (fees paid directly from                 None
your investment)
Annual fund operating expenses(1)
(expenses that are deducted from fund
assets)
       Management fees                                    0.60%                               0.80%
       Distribution (12b-1) fees                          None                                None
       Other expense                                      0.86%                               0.28%
       Total annual fund operating                        1.46%                               1.08%
       expenses

(1) Because Standish Mellon has agreed to limit Small Cap Equity Fund's operating expenses, the Small Cap Equity Fund's actual expenses would have been (based upon the expense limitation which will be in effect on November 1, 2003):

       Management fees                                    0.51%
       Other expenses                                     0.49%
       Total annual fund operating                        1.00%
       expenses

This expense limitation may be changed or eliminated at any time.

The following information supplements the information under the "Advisory services and fees" section of "The Investment Adviser" heading for Large Cap Core Fund, Small Capitalization Equity Fund, Small Cap Growth Fund and Small Cap Tax-Sensitive Equity Fund only:

Effective November 1, 2003, the current expense limitation for the Large Cap Core Fund has been increased to 0.90%, the current expense limitation for the Small Capitalization Equity Fund has been increased to 1.00%, the current expense limitation for the Small Cap Growth Fund has been increased to 1.20%, the current expense limitation for the Small Cap Tax-Sensitive Equity Fund has been increased to 1.10%. The expense limitations are shown as a percentage of each fund's average net assets.

The following information supplements the information under the "Fund Managers" section of "The Investment Adviser" heading for Small Capitalization Equity Fund and Small Cap Tax-Sensitive Equity Fund only:

The Investment Adviser

-------------------------------------- ----------------------------------- -------------------------------------------
Fund                                   Fund Managers                       Positions during the past five years
-------------------------------------- ----------------------------------- -------------------------------------------
Small Capitalization Equity Fund,      B. Randall Watts, Jr., CFA          Senior vice president, Randy is a lead
Small Cap Growth Fund and Small                                            portfolio manager for small cap growth
Cap Tax-Sensitive Equity Fund                                              strategies. He has research
                                                                           responsibilities in the technology and
                                                                           industrial areas. He joined the company
                                                                           in 2001 from Westfield Capital Management
                                                                           where he was a director and portfolio
                                                                           manager for over $500 million in small
                                                                           and mid cap portfolios.
-------------------------------------- ----------------------------------- -------------------------------------------


The following information supplements the information presented throughout the prospectus for all funds:

Mellon Bank, N.A. has replaced Investors Bank & Trust Company as the custodian, administrator and accounting agent for all funds effective October 1, 2003.

                        SUPPLEMENT dated October 21, 2003


                  To the STATEMENT OF ADDITIONAL INFORMATION of

                     The Boston Company Large Cap Core Fund
                     The Boston Company Small Cap Value Fund
                    The Boston Company Small Cap Growth Fund
                          (Institutional Class Shares)
               The Boston Company Small Capitalization Equity Fund
             The Boston Company Small Cap Tax-Sensitive Equity Fund
                The Boston Company International Core Equity Fund
                 The Boston Company International Small Cap Fund

                             Dated: January 28, 2003
                            As Revised: July 8, 2003

--------------------------------------------------------------------------------

                       Statement of Additional Information

The following supplements the information presented throughout the Statement of Additional Information for all funds:

Mellon Bank, N.A. has replaced Investors Bank & Trust Company as the custodian, administrator and accounting agent for all funds effective October 1, 2003.

The following supplements the information presented under the "Administrator" section of the "Management" heading for all funds:

Administrator

Effective October 1, 2003, Mellon Bank, N.A. ("Mellon Bank"), with its principal place of business at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, provides administration and accounting services to the funds and the Portfolios. Mellon Bank is a wholly-owned subsidiary of Mellon.

Pursuant to agreements between Mellon Bank and each of the Trust and Portfolio Trust, Mellon Bank provides the funds and the Portfolios with administration services which include financial reporting, registered investment company compliance, and Board and tax reporting, and Mellon Bank is responsible for supervising the provision of transfer agent services to each fund by Dreyfus Transfer, Inc. ("DTI"), at such time that DTI begins to serve as the Funds' transfer agent (expected to be on March 1, 2004), and serves as liaison between the Trust and Portfolio Trust and their other services providers as agreed upon from time to time by the Trust and Portfolio Trust and Mellon Bank. For these services, Mellon Bank receives a fee of $15,000 per year per fund and an additional fee of $3,000 per year for each additional class of shares for each fund.

Mellon Bank also provides accounting services to the funds and Portfolios, including valuation services, maintenance of certain books and records and preparation of various accounting reports and statements. For these services, Mellon Bank receives a fee of $30,000 per year per fund which invests primarily in U.S. securities, $45,000 per year per fund which invests primarily in foreign securities, $18,000 per year per fund with less than $25 million in assets, and an additional fee of $3,000 per year for each additional class of shares for each fund.

                        SUPPLEMENT dated October 21, 2003


                              To the PROSPECTUS of

                        Standish Mellon Fixed Income Fund
                   Standish Mellon Investment Grade Bond Fund
                      Standish Mellon High Yield Bond Fund
                  Standish Mellon Short-Term Asset Reserve Fund
                  Standish Mellon Short-Term Fixed Income Fund

                             Revised: June 25, 2003
                               Dated: May 1, 2003

--------------------------------------------------------------------------------


                                   Prospectus

The following information replaces the information under the "Fees and expenses of the fund" section of the "Risk/Return Summary" heading for the Fixed Income Fund and Short-Term Asset Reserve Fund only:


Fees and expenses of the funds

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.

Based on fiscal year ended 12/31/02                 Fixed Income Fund             Short-Term Asset Reserve Fund
Shareholder fees (fees paid directly from                 None
your investment)
Annual fund operating expenses(1,2)
(expenses that are deducted from fund
assets)
       Management fees                                    0.33%                               0.25%
       Distribution (12b-1) fees                          None                                None
       Other expense                                      0.09%                               0.21%
       Total annual fund operating                        0.42%                               0.46%
       expenses

(1) Because Standish Mellon has agreed to limit Short-Term Asset Reserve Fund's operating expenses, the Short-Term Asset Reserve Fund's actual expenses would have been (based upon the expense limitation which will be in effect on November 1, 2003):

       Management fees                                                                        0.25%
       Other expenses                                                                         0.20%
       Total annual fund operating                                                            0.45%
       expenses

This expense limitation may be changed or eliminated at any time.

(2) The table and example reflect the combined expenses of Short-Term Asset Reserve Fund and the master fund in which it invests all its investable assets.

The following information supplements the information under the "Advisory services and fees" section of "The Investment Adviser" heading for the Fixed Income Fund and Short-Term Asset Reserve Fund only:

The current expense limitation for the Fixed Income Fund has been increased to 0.50%. Effective November 1, 2003, the current expense limitation for the Short-Term Fixed Income Fund has been increased to 0.45%. The expense limitations are shown as a percentage of each fund's average net assets.


The following information supplements the information presented throughout the prospectus for all funds:

Mellon Bank, N.A. will replace Investors Bank & Trust Company as the custodian, administrator and accounting agent for all funds effective January 1, 2004.

                        SUPPLEMENT dated October 21, 2003


                  To the STATEMENT OF ADDITIONAL INFORMATION of

                        Standish Mellon Fixed Income Fund
                   Standish Mellon Investment Grade Bond Fund
                      Standish Mellon High Yield Bond Fund
                  Standish Mellon Short-Term Asset Reserve Fund
                  Standish Mellon Short-Term Fixed Income Fund

                             Revised: June 25, 2003
                               Dated: May 1, 2003

--------------------------------------------------------------------------------

                       Statement of Additional Information

The following supplements the information presented throughout the Statement of Additional Information for all funds:

Mellon Bank, N.A. will replace Investors Bank & Trust Company as the custodian, administrator and accounting agent for all funds effective January 1, 2004.


The following supplements the information presented under the "Administrator" section of the "Management" heading for all funds:

Administrator

Effective January 1, 2004, Mellon Bank, N.A. ("Mellon Bank"), with its principal place of business at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, will provide administration and accounting services to the funds and the Portfolios. Mellon Bank is a wholly-owned subsidiary of Mellon.

Pursuant to agreements between Mellon Bank and each of the Trust and Portfolio Trust, Mellon Bank will provide the funds and the Portfolios with administration services which include financial reporting, registered investment company compliance, and Board and tax reporting, and Mellon Bank will be responsible for supervising the provision of transfer agent services to each fund by Dreyfus Transfer, Inc. ("DTI"), at such time that DTI begins to serve as the Funds' transfer agent (expected to be on March 1, 2004), and shall serve as liaison between the Trust and Portfolio Trust and their other services providers as agreed upon from time to time by the Trust and Portfolio Trust and Mellon Bank. For these services, Mellon Bank shall receive a fee of $15,000 per year per fund and an additional fee of $3,000 per year for each additional class of shares for each fund. Mellon Bank will also provide accounting services to the funds and Portfolios, including valuation services, maintenance of certain books and records and preparation of various accounting reports and statements. For these services, Mellon Bank shall receive a fee of $30,000 per year per fund which invests primarily in U.S. securities, $45,000 per year per fund which invests primarily in foreign securities, $18,000 per year per fund with less than $25 million in assets, and an additional fee of $3,000 per year for each additional class of shares for each fund.

                        SUPPLEMENT dated October 21, 2003


                              To the PROSPECTUS of

                 Standish Mellon International Fixed Income Fund
                          (Institutional Class Shares)
               Standish Mellon International Fixed Income Fund II
                    Standish Mellon Global Fixed Income Fund

                               Dated: May 1, 2003
                             Revised: June 25, 2003

--------------------------------------------------------------------------------

                                   Prospectus

The following information replaces the information under the "Fees and expenses of the fund" section of the "Risk/Return Summary" heading for the International Fixed Income Fund II only:


Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Based on fiscal year ended 12/31/02                                          International Fixed Income Fund II
Shareholder fees (fees paid directly from your
investment)
Annual fund operating expenses(1)
(expenses that are deducted from fund
assets)
       Management fees                                                                     0.40%
       Distribution (12b-1) fees                                                           None
       Other expense                                                                       0.83%
       Total annual fund operating expenses                                                1.23%

(1) Because Standish Mellon has agreed to limit International Fixed Income Fund II's operating expenses, the International Fixed Income Fund II's actual expenses would have been (based upon the expense limitation which will be in effect on November 1, 2003):

       Management fees                                                                     0.00%
       Other expenses                                                                      0.75%
       Total annual fund operating expenses                                                0.75%

This expense limitation may be changed or eliminated at any time.

The following information supplements the information under the "Advisory services and fees" section of "The Investment Adviser" heading for the International Fixed Income Fund II only:

Effective November 1, 2003, the current expense limitation for the International Fixed Income Fund II has been increased to 0.75%. The expense limitation is shown as a percentage of the fund's average net assets.


The following information supplements the information presented throughout the prospectus for all funds:

Mellon Bank, N.A. will replace Investors Bank & Trust Company as the custodian, administrator and accounting agent for all funds effective January 1, 2004.

                        SUPPLEMENT dated October 21, 2003


                  To the STATEMENT OF ADDITIONAL INFORMATION of

                 Standish Mellon International Fixed Income Fund
                          (Institutional Class Shares)
               Standish Mellon International Fixed Income Fund II
                    Standish Mellon Global Fixed Income Fund

                               Dated: May 1, 2003
                             Revised : June 25, 2003

--------------------------------------------------------------------------------

                       Statement of Additional Information

The following supplements the information presented throughout the Statement of Additional Information for all funds:

Mellon Bank, N.A. will replace Investors Bank & Trust Company as the custodian, administrator and accounting agent for all funds effective January 1, 2004.

The following supplements the information presented under the "Administrator" section of the "Management" heading for all funds:

Administrator

Effective January 1, 2004, Mellon Bank, N.A. ("Mellon Bank"), with its principal place of business at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, will provide administration and accounting services to the funds and the Portfolios. Mellon Bank is a wholly-owned subsidiary of Mellon.

Pursuant to agreements between Mellon Bank and each of the Trust and Portfolio Trust, Mellon Bank will provide the funds and the Portfolios with administration services which include financial reporting, registered investment company compliance, and Board and tax reporting, and Mellon Bank will be responsible for supervising the provision of transfer agent services to each fund by Dreyfus Transfer, Inc. ("DTI"), at such time that DTI begins to serve as the Funds' transfer agent (expected to be on March 1, 2004), and shall serve as liaison between the Trust and Portfolio Trust and their other services providers as agreed upon from time to time by the Trust and Portfolio Trust and Mellon Bank. For these services, Mellon Bank shall receive a fee of $15,000 per year per fund and an additional fee of $3,000 per year for each additional class of shares for each fund. Mellon Bank will also provide accounting services to the funds and Portfolios, including valuation services, maintenance of certain books and records and preparation of various accounting reports and statements. For these services, Mellon Bank shall receive a fee of $30,000 per year per fund which invests primarily in U.S. securities, $45,000 per year per fund which invests primarily in foreign securities, $18,000 per year per fund with less than $25 million in assets, and an additional fee of $3,000 per year for each additional class of shares for each fund.

                        SUPPLEMENT dated October 21, 2003


                              To the PROSPECTUS of

                    The Boston Company Small Cap Growth Fund
                             (Service Class Shares)

                             Dated: January 28, 2003
                             Revised: June 25, 2003

--------------------------------------------------------------------------------

                                   Prospectus

The following supplements the information presented throughout the prospectus.

The following information replaces the information under the "Fees and expenses of the fund" section of the "Risk/Return Summary" heading for the fund:


Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Based on fiscal year ended 9/30/02                                                  Small Cap Growth Fund
Shareholder fees (fees paid directly from
your investment)
Annual fund operating expenses(1,2)
(expenses that are deducted from fund
assets)
       Management fees                                                                        0.60%
       Distribution (12b-1) fees                                                              0.25%
       Other expense                                                                          0.86%
       Total annual fund operating expenses                                                   1.66%

(1) Because Standish Mellon has agreed to limit Small Cap Growth Fund's operating expenses, the Small Cap Growth Fund's actual expenses would have been (based upon the expense limitation which will be in effect on November 1, 2003):

       Management fees                                                                        0.34%
       Service fees                                                                           0.25%
       Other expenses                                                                         0.86%
       Total annual fund operating expenses                                                   1.45%

This expense limitation may be changed or eliminated at any time.

(2) The table and example reflect the combined expenses of Small Cap Growth Fund and the master fund in which it invests all its investable assets.

The following information supplements the information under the "Advisory services and fees" section of "The Investment Adviser" heading for the fund:

Effective November 1, 2003, the current expense limitation for the Small Cap Growth Fund Service Class has been increased to 1.45%. The expense limitation is shown as a percentage of each fund's average net assets.

The following information supplements the information under the "Fund Managers" section of "The Investment Adviser" heading for the fund:

The Investment Adviser

-------------------------------------- ----------------------------------- -------------------------------------------
Fund                                   Fund Managers                       Positions during the past five years

-------------------------------------- ----------------------------------- -------------------------------------------
Small Cap Growth Fund                  B. Randall Watts, Jr., CFA          Senior vice president, Randy is a lead
                                                                           portfolio manager for small cap growth
                                                                           strategies. He has research
                                                                           responsibilities in the technology and
                                                                           industrial areas. He joined the company
                                                                           in 2001 from Westfield Capital Management
                                                                           where he was a director and portfolio
                                                                           manager for over $500 million in small
                                                                           and mid cap portfolios.
-------------------------------------- ----------------------------------- -------------------------------------------

The following information supplements the information presented throughout the prospectus for the fund:

Mellon Bank, N.A. has replaced Investors Bank & Trust Company as the custodian, administrator and accounting agent for all funds effective October 1, 2003.

                        SUPPLEMENT dated October 21, 2003


                  To the STATEMENT OF ADDITIONAL INFORMATION of

                    The Boston Company Small Cap Growth Fund
                             (Service Class Shares)

                             Dated: January 28, 2003
                             Revised: June 25, 2003

--------------------------------------------------------------------------------

                       Statement of Additional Information

The following supplements the information presented throughout the Statement of Additional Information:

Mellon Bank, N.A. has replaced Investors Bank & Trust Company as the custodian, administrator and accounting agent for the fund effective October 1, 2003.

The following supplements the information presented under the "Administrator" section of the "Management" heading for the fund:

Administrator

Effective October 1, 2003, Mellon Bank, N.A. ("Mellon Bank"), with its principal place of business at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, provides administration and accounting services to the fund and the Portfolio. Mellon Bank is a wholly-owned subsidiary of Mellon.

Pursuant to agreements between Mellon Bank and each of the Trust and Portfolio Trust, Mellon Bank provides the fund and the Portfolio with administration services which include financial reporting, registered investment company compliance, and Board and tax reporting, and Mellon Bank is responsible for supervising the provision of transfer agent services to the fund by Dreyfus Transfer, Inc. ("DTI"), at such time that DTI begins to serve as the fund's transfer agent (expected to be on March 1, 2004), and serves as liaison between the Trust and Portfolio Trust and their other services providers as agreed upon from time to time by the Trust and Portfolio Trust and Mellon Bank. For these services, Mellon Bank receives a fee of $15,000 per year per fund and an additional fee of $3,000 per year for each additional class of shares for each fund. Mellon Bank also provides accounting services to the funds and Portfolios, including valuation services, maintenance of certain books and records and preparation of various accounting reports and statements. For these services, Mellon Bank receives a fee of $30,000 per year per fund which invests primarily in U.S. securities, $45,000 per year per fund which invests primarily in foreign securities, $18,000 per year per fund with less than $25 million in assets, and an additional fee of $3,000 per year for each additional class of shares for each fund.